CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenue	$ 71,187	$ 58,972	$ 74,144
Third parties	70,331	54,707	71,051
Related parties	856	4,265	3,093
Cost of revenue	(45,146)	(38,459)	(49,097)
Gross profit	26,041	20,513	25,047
Operating expenses:
Research and development, net	(8,881)	(19,005)	(17,707)
Selling and marketing	(9,174)	(12,050)	(5,369)
General and administrative	(12,244)	(11,480)	(8,767)
Assets impairment	(1,448)	(6,599)
Total operating expenses	(31,747)	(49,134)	(31,843)
Loss from operations	(5,706)	(28,621)	(6,796)
Other income/(expense):
Interest income, net	234	673	1,068
Foreign exchange gain/(loss), net	(19)	1,678	634
Gain on disposal of marketable equity securities		1,517	367
Gain on disposal of equity interest	1,472
Others, net	169	492	450
Loss before income taxes and equity in loss of an equity investee	(3,850)	(24,261)	(4,277)
Income tax (expense)/benefit	(210)	861	(750)
Net loss before equity in loss of an equity investee	(4,060)	(23,400)	(5,027)
Equity in loss of an equity investee, net of tax	(87)
Net loss from continuing operations	(4,147)	(23,400)	(5,027)
Net loss from continuing operations attributable to noncontrolling interests	(5,530)	(10,136)	(4,925)
Net (loss)/profit from continuing operations attributable to Vimicro International Corporation	1,383	(13,264)	(102)
Loss from discontinued operations, net of tax	(3,109)	(16,718)	(20,080)
Loss from discontinued operations attributable to noncontrolling interests	(1,107)	(1,782)	(1,538)
Loss from discontinued operations attributable to Vimicro International Corporation	(2,002)	(14,936)	(18,542)
Net loss	(7,256)	(40,118)	(25,107)
Loss attributable to noncontrolling interests	(6,637)	(11,918)	(6,463)
Loss attributable to Vimicro International Corporation	(619)	(28,200)	(18,644)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment, net of tax of nil	(62)	3,309	2,535
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	(1,468)
Unrealized gain on marketable equity securities, net of tax		149	1,280
Reclassification of unrealized gain on marketable equity security into earnings, net of tax		(1,517)	(367)
Other comprehensive income/(loss), net of tax	(1,530)	1,941	3,448
Comprehensive loss	(8,786)	(38,177)	(21,659)
Comprehensive loss attributable to noncontrolling interests	(6,711)	(10,444)	(5,431)
Comprehensive loss attributable to Vimicro International Corporation	(2,075)	(27,733)	(16,228)
(Loss)/income per share - basic
Continuing operations (in dollars per share)	$ 0.01	$ (0.09)	$ 0.00
Discontinued operations (in dollars per share)	$ (0.02)	$ (0.10)	$ (0.13)
Total loss per share - basic (in dollars per share)	$ (0.01)	$ (0.19)	$ (0.13)
(Loss)/income per share - diluted
Continuing operations (in dollars per share)	$ 0.01	$ (0.09)	$ 0.00
Discontinued operations (in dollars per share)	$ (0.02)	$ (0.10)	$ (0.13)
Total loss per share - diluted (in dollars per share)	$ (0.01)	$ (0.19)	$ (0.13)
Weighted-average number of ordinary shares outstanding
Basic (in shares)	123,253,931	145,123,889	147,815,985
Diluted (in shares)	127,624,447	145,123,889	147,815,985
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	2,074	2,421	4,063
Research and development, net
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	(974)	(782)	(1,918)
Selling and marketing
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	(151)	(80)	(190)
General and administrative
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	$ (949)	$ (1,559)	$ (1,955)